S000055250 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Multi-Manager Directional Alternative Strategies Fund | Multi-Manager Directional Alternative Strategies Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	19.32%	19.86%	3.89%	1.34%	21.61%	(6.39%)	8.17%	(11.80%)	13.12%

[1]	Year to Date return as of June 30, 2026: 10.52%